CONSOLIDATED STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2023	12 Months Ended
Dec. 31, 2023 USD ($)
REVENUE
Total revenue	$ 11,800,228
OPERATING EXPENSES
General and administrative	5,318,338
Professional fees	1,728,146
Bad debt expense
Total operating expense	12,608,001
LOSS FROM OPERATIONS	(4,305,137)
OTHER INCOME (EXPENSE)
Net loss	(7,673,207)
Block 40 L L C 2023 [Member]
REVENUE
Residential rental	8,264,168
Commercial rental and tenant expense recovery	110,580
Other operating income	1,254,426
Total revenue	9,629,174
OPERATING EXPENSES
Depreciation	7,018,047
Management and other fees	1,722,315
General and administrative	2,167,052
Insurance and property taxes	1,529,257
Common area maintenance	1,517,864
Utilities	790,016
Advertising and promotion	324,588
Professional fees	213,184
Bad debt expense	65,133
Total operating expense	15,347,456
LOSS FROM OPERATIONS	(5,718,282)
OTHER INCOME (EXPENSE)
Preferred return dividends - HCC	(1,800,000)
Interest and financing fees	(5,634,603)
Change in fair value of interest rate cap	(1,735,746)
Loan guarantee fees	(1,260,000)
Total other income (expense)	(10,430,349)
Net loss	$ (16,148,631)